Discontinued Operations - P&L (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations, net of tax	$ (25)	$ (41)	$ (13)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	22	27	17
Discontinued Operations, Held-for-Sale | Foxtel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue	1,908	1,928	2,013
Disposal Group, Including Discontinued Operation, Operating Expense	(1,285)	(1,259)	(1,280)
Disposal Group, Including Discontinued Operation, General and Administrative Expense	(325)	(338)	(388)
Disposal Group, Including Discontinued Operation, Depreciation and Amortization	(294)	(299)	(316)
Disposal Group, Including Discontinued Operation, Restructuring, Settlement and Impairment Provisions	(5)	(29)	(4)
Disposal Group, Including Discontinued Operation, Interest Expense	(67)	(51)	(55)
Disposal Group, Including Discontinued Operation, Other Expense	29	(2)	5
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	(39)	(50)	(25)
Discontinued Operation, Tax Effect of Discontinued Operation	14	9	12
Net loss from discontinued operations, net of tax	(25)	(41)	(13)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	22	27	17
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	$ (3)	$ (14)	$ 4